Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Long-term debt	$ 1,498,025	$ 1,728,983
Total long-term debt	1,498,341	1,729,535
Less long-term debt payable within one year	2,381	225,589
Long-term debt, net	1,495,960	1,503,946
Other long-term debt, including capitalized leases
Debt Instrument [Line Items]
Long-term debt	556	552
Domestic | Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038
Debt Instrument [Line Items]
Long-term debt	1,175,000	1,175,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.50%	3.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	6.55%	6.55%
Domestic | Fixed rate senior notes 4.88%, due 2013
Debt Instrument [Line Items]
Long-term debt	0	225,000
Foreign | Fixed rate senior notes 4.88%, due 2013
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.875%	4.875%
Foreign | Bank loans, including revolving credit 1% to 7.2%, due 2011-2017
Debt Instrument [Line Items]
Long-term debt	2,045	589
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.00%	1.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	11.75%	7.20%
Foreign | Euro Bonds 4.125%, due 2016
Debt Instrument [Line Items]
Long-term debt	260,200	253,220
Debt Instrument, Interest Rate, Stated Percentage	4.125%	4.125%
Foreign | Japanese Yen credit facility Libor plus 55 bps, due 2017
Debt Instrument [Line Items]
Long-term debt	$ 60,540	$ 75,174
Debt Instrument, Basis Spread on Variable Rate	0.55%	0.55%